Note 7 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and Contingencies

Operating Lease

In January 2012, the Company relocated and entered into a lease agreement for a new facility. The new lease commenced in March 2012 and will terminate in February 2015. Rent expense for the nine months ended September 30, 2014 and 2013 was $128,359 and $128,359, respectively.

As of September 30, 2014, future minimum payments under the lease are as follows:

Year Ending December 31,
2014	$46,428
2015	30,952
Total minimum lease payments	$77,380

Indemnification Agreements

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with performance of services within the scope of the agreement, breach of the agreement by the Company, or noncompliance of regulations or laws by the Company, in all cases provided the indemnified party has not breached the agreement and/or the loss is not attributable to the indemnified party’s negligence or willful malfeasance. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these arrangements is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal.

Contingencies

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

7.	Commitments and Contingencies

Operating Lease

In January 2012, the Company relocated and entered into a lease agreement for a new facility. The new lease commenced in March 2012 and will terminate in February 2015. Rent expense for the years ended December 31, 2012 and 2013 and, cumulatively, for the period from September 21, 2005 (date of inception) to December 31, 2013 was $166,398, $173,896, and $744,602, respectively.

At December 31, 2013, future minimum payments under the lease are as follows:

Year Ending December 31,
2014	$184,002
2015	30,952
$214,954

 Indemnification Agreements

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with performance of services within the scope of the agreement, breach of the agreement by the Company, or noncompliance of regulations or laws by the Company, in all cases provided the indemnified party has not breached the agreement and/or the loss is not attributable to the indemnified party’s negligence or willful malfeasance. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these arrangements is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal.

Contingencies

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.